Note 15 - Income Taxes - Computation of Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Income before income taxes	$ 30,789	$ 26,752
Income tax rate	27.00%	27.00%
Expected income tax provision	$ 8,313	$ 7,223
Tax rate differential	(83)	(83)
Unrecognized deferred tax asset	159	109
Other permanent differences	20	98
Income taxes	$ 8,409	$ 7,347